Nature of Operations and Going Concern (Details) - USD ($)		3 Months Ended
	Dec. 15, 2025	Jan. 31, 2026	Nov. 28, 2025	Oct. 31, 2025
Nature of Operations and Going Concern [Line Items]
Incorporated date		Jul. 18, 2017
Cash flow from operations		$ 2,084,949
Accumulated deficit		$ (31,734,307)		$ (27,879,724)
Reverse stock split, description	1-for-40
Common shares received per share
Common shares	1
Ordinary shares [member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share	$ 0.025